BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — 2.6%
California Housing Finance Agency, (Sustainable Bond) (Noble Towers Apartment) (Insured; Federal National Mortgage Association) Ser. N	2.35	12/1/2035	4,477,339	3,997,004
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	4,657,979	4,648,099
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	3,742,829	3,947,737
California Municipal Finance Authority, Revenue Bonds, Ser. 2026-1, Cl. B(a)	10.02	12/20/2043	1,105,000	1,141,833
Total Collateralized Municipal-Backed Securities (cost $14,990,257)				13,734,673
Long-Term Municipal Investments — 97.5%
California — 94.9%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. C	5.00	10/1/2052	2,500,000	2,595,420
Allan Hancock Joint Community College District, GO, Ser. C(b)	5.60	8/1/2047	11,375,000	8,960,577
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2041	4,325,000	4,264,203
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2046	1,690,000	1,551,772
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	4.38	7/1/2049	1,500,000	1,471,125
California, GO(c)	4.00	11/1/2030	15,000	16,380
California, GO	4.00	11/1/2035	985,000	1,049,952
California, GO, Refunding	4.00	9/1/2043	3,500,000	3,600,618
California, GO, Refunding	4.00	10/1/2050	2,000,000	1,982,730
California, GO, Refunding (Insured; Assured Guaranty Corp.)	5.25	8/1/2032	3,500,000	4,076,901
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(d)	4.00	8/1/2031	11,500,000	11,954,095
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. D(d)	5.50	11/1/2028	5,000,000	5,328,323
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	7,000,000	7,752,811
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B(d)	5.00	11/1/2035	3,000,000	3,335,409
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(d)	5.00	7/1/2034	7,000,000	7,463,878
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(d)	5.00	3/1/2031	3,000,000	3,246,195
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	3,440,000	3,440,453
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	4,250,000	3,790,258
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	2,250,000	2,005,532
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	290,000	290,463
California Educational Facilities Authority, Revenue Bonds, Refunding (Chapman University) Ser. A	5.00	4/1/2045	1,050,000	1,147,594
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	3,911,577
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,524,315

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.5% (continued)
California — 94.9% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2043	1,000,000	1,081,195
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2044	3,380,000	3,610,562
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	5,633,186
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2054	2,250,000	2,342,789
California Health Facilities Financing Authority, Revenue Bonds (Episcopal Communities & Services for Seniors Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,028,513
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000	2,664,944
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2044	1,000,000	980,959
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000	2,888,146
California Health Facilities Financing Authority, Revenue Bonds, Refunding (El Camino Healthcare) Ser. A	5.25	2/1/2048	2,000,000	2,175,472
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	4,439,077
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(d)	5.25	10/1/2035	1,000,000	1,173,762
California Housing Finance Agency, Revenue Bonds, Ser. 2	4.00	3/20/2033	2,550,529	2,656,790
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000	574,193
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000	643,648
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000	1,523,476
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,563,195
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,750,000	1,803,883
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	1,026,781
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000	1,031,712
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000	1,227,356
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000	3,155,179
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(a)	5.00	7/1/2041	1,750,000	1,751,036
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(a)	5.00	7/1/2046	3,840,000	3,723,363
California Municipal Finance Authority, Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	890,000	890,354
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000	1,500,084
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(a)	5.50	7/1/2057	5,000,000	5,057,599

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.5% (continued)
California — 94.9% (continued)
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A(a)	5.00	11/1/2046	2,500,000	2,488,511
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000	2,518,875
California Municipal Finance Authority, Revenue Bonds (Gibson Drive Apartments Project) (Insured; Federal National Mortgage Association) Ser. A	4.45	12/1/2042	5,000,000	5,160,457
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000	1,788,835
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000	3,236,851
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000	1,553,468
California Municipal Finance Authority, Revenue Bonds (Scripps College Project)	5.00	7/1/2055	1,500,000	1,564,883
California Municipal Finance Authority, Revenue Bonds (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2054	3,000,000	3,153,640
California Municipal Finance Authority, Revenue Bonds (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000	1,953,060
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000	5,099,015
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(a)	6.38	6/15/2064	2,000,000	2,114,856
California Municipal Finance Authority, Revenue Bonds, Ser. A1(e)	3.54	2/20/2041	4,420,553	4,285,687
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	1,575,000	1,594,414
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000	1,019,236
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000	1,014,236
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000	1,013,113
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000	1,121,309
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000	1,017,805
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000	3,539,279
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000	2,528,056
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2037	1,105,000	1,218,255
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2044	1,500,000	1,571,820
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000	2,008,448
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000	1,857,987
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000	2,171,055
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(a)	5.00	8/1/2048	8,510,000	5,698,089
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,000,000	2,870,001

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.5% (continued)
California — 94.9% (continued)
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000	2,135,964
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital Obligated Group)	5.00	10/15/2047	3,000,000	3,002,263
California School Finance Authority, Revenue Bonds (KIPP SoCal Public Schools Obligated Group) Ser. A(a)	5.00	7/1/2049	1,650,000	1,653,956
California School Finance Authority, Revenue Bonds (Alliance for College- Ready Public Schools Obligated Group) Ser. A(a)	5.00	7/1/2045	3,500,000	3,500,580
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(a)	5.00	7/1/2043	1,255,000	1,256,105
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(a)	5.00	7/1/2049	1,100,000	1,079,300
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(a)	5.00	7/1/2054	2,775,000	2,675,136
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(a)	5.00	7/1/2064	1,000,000	955,590
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2048	1,650,000	1,653,411
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2037	590,000	599,428
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2047	875,000	876,436
California School Finance Authority, Revenue Bonds (KIPP Social Projects) Ser. A(a)	4.00	7/1/2050	1,135,000	984,027
California School Finance Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2045	1,700,000	1,715,761
California School Finance Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2055	2,700,000	2,663,725
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)(a)	5.00	8/1/2041	1,600,000	1,600,485
California School Finance Authority, Revenue Bonds, Refunding (Classical Academies Oceans) Ser. A(a)	5.00	10/1/2052	1,500,000	1,471,943
California State University, Revenue Bonds, Ser. A	4.00	11/1/2049	1,855,000	1,827,309
California Statewide Communities Development Authority, Revenue Bonds (Enloe Medical Center Obligated Group), (Insured; Assured Guaranty Corp.) Ser. A	5.25	8/15/2052	1,000,000	1,025,284
California Statewide Communities Development Authority, Revenue Bonds (Kaiser Foundation Hospitals) Ser. B(a)	5.00	10/1/2035	7,500,000	8,952,214
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(a)	5.00	12/1/2036	5,250,000	5,269,443
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(a)	5.25	12/1/2056	1,500,000	1,500,819
California Statewide Communities Development Authority, Revenue Bonds (Marin General Hospital)	4.00	8/1/2045	2,130,000	1,975,529
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000	4,796,653
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(a)	5.00	11/1/2032	1,855,000	1,894,875
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(a)	5.00	11/1/2041	700,000	704,842
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000	4,569,254
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000	1,209,072

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.5% (continued)
California — 94.9% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Odd Fellows Home of California Project)	4.00	4/1/2043	1,900,000	1,924,025
Central Valley Energy Authority, Revenue Bonds	5.00	8/1/2034	3,250,000	3,576,276
Escondido Union High School District, GO, Ser. C(f)	0.00	8/1/2046	3,000,000	1,267,377
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000	1,473,340
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)(f)	0.00	1/15/2035	10,000,000	7,807,379
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset)	5.00	6/1/2051	8,500,000	8,466,601
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(f)	0.00	6/1/2066	47,000,000	5,030,584
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	9/1/2035	6,835,000	7,240,463
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,549,338
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	1,750,000	1,764,847
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	404,769
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000	1,001,804
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000	1,006,864
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000	1,115,230
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Corp.)	5.00	8/1/2033	1,200,000	1,213,740
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. H	4.00	12/1/2053	1,500,000	1,422,375
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	11,800,000	12,710,032
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	3,215,000	3,397,711
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2055	2,500,000	2,620,154
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000	4,182,147
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2040	1,825,000	2,031,865
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2053	5,000,000	5,198,136
Monterey Peninsula Community College District, GO, Ser. B	4.00	8/1/2051	3,500,000	3,423,209
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000	1,836,001
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000	1,505,225
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000	6,030,365
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000	3,057,413
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000	1,007,867
Palomar Community College District, GO, Ser. B(b)	6.38	8/1/2045	16,615,000	16,290,890
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2044	1,100,000	502,942
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2045	1,150,000	494,155
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2046	1,000,000	404,338

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.5% (continued)
California — 94.9% (continued)
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2047	1,000,000	381,118
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2048	1,000,000	362,088
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	2,260,000	2,485,495
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2048	1,650,000	1,665,209
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2054	4,250,000	4,251,494
River Islands Public Financing Authority, Special Tax Bonds, Refunding	5.00	9/1/2050	1,280,000	1,287,148
River Islands Public Financing Authority, Special Tax Bonds, Refunding	5.00	9/1/2055	1,500,000	1,498,073
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000	1,842,638
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000	5,940,395
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	6,413,376
Sacramento Unified School District, GO (Insured; Assured Guaranty Corp.) Ser. G	4.00	8/1/2044	1,000,000	1,010,299
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,056,257
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	5,000,000	4,806,860
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000	3,073,465
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	2,000,000	2,152,750
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000	967,173
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000	4,053,856
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	2,500,000	2,529,140
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.25	5/1/2055	6,000,000	6,330,718
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	8,405,000	8,820,204
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2043	2,500,000	2,581,445
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2037	2,200,000	2,290,980
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2039	1,500,000	1,540,037
South San Francisco Unified School District, GO	4.00	9/1/2052	10,000,000	9,743,734
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,500,000	2,697,630
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	4,750,000	4,806,647
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Sustainable Bond) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00% (a),(e),(g)	7.04	8/1/2039	10,000,000	10,077,781
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	738,497
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,588,914
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000	678,171
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000	1,927,415

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.5% (continued)
California — 94.9% (continued)
University of California, Revenue Bonds, Ser. CD	5.00	5/15/2036	1,500,000	1,837,662
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	2,999,974
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	1,796,656
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,557,612
Yosemite Community College District, GO, Ser. D(f)	0.00	8/1/2031	5,545,000	4,844,306
				493,211,159
Multi-State — 1.7%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	4,550,000	4,273,303
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50(a)	3.05	6/15/2037	4,975,000	4,582,192
				8,855,495
U.S. Related — .9%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	1,300,000	1,381,020
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,023,437
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,900,000	2,030,219
				4,434,676
Total Long-Term Municipal Investments (cost $515,742,036)				506,501,330
Total Investments (cost $530,732,293)			100.1%	520,236,003
Liabilities, Less Cash and Receivables			(.1%)	(456,323)
Net Assets			100.0%	519,779,680

CD—Certificate of Deposit
GO—Government Obligation

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $77,643,336 or 14.9% of net assets.

(b)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
February 28, 2026 (Unaudited)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	13,734,673	—	13,734,673
Municipal Securities	—	506,501,330	—	506,501,330
	—	520,236,003	—	520,236,003

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the fund’s Board of Directors (the “Board”), such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At February 28, 2026, accumulated net unrealized depreciation on investments was $10,496,290, consisting of $10,575,645 gross unrealized appreciation and $21,071,935 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.